Recognized Restructuring and Other Items, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,159	$ 8,796
Net charge	$ 8,159	$ 8,796